Earnings (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss) from continuing operations	$ (36,089)	$ (31,583)	$ (69,058)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	(1)	5	(104)
Net income (loss) from continuing operations attributable to Borqs Technologies, Inc.	(36,088)	(31,588)	(68,954)
Accretion to redemption value of preferred shares for continuing operations
Net (loss) income from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(36,088)	(31,588)	(68,954)
Net (loss) income from discontinued operations	1,302	(4,151)	(2,941)
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	716	(1,330)	(131)
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	586	(2,822)	(2,810)
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	$ (35,502)	$ (34,409)	$ (71,764)
Denominator:
Weighted-average number of ordinary shares—basic (in Shares)	44,515,013	35,919,014	31,200,056
Weighted-average number of ordinary shares—diluted (in Shares)	44,515,013	35,919,014	31,200,056
Weighted-average number of shares outstanding from discontinued operations—basic (in Shares)	44,515,013	35,919,014	31,200,056
Weighted-average number of shares outstanding from discontinued operations—diluted (in Shares)	44,515,013	35,919,014	31,200,056
Earnings (loss) per share—Basic: (in Dollars per share)	$ (0.81)	$ (0.88)	$ (2.21)
Earnings (loss) per share—Diluted: (in Dollars per share)	(0.81)	(0.88)	(2.21)
(Loss) earnings per share—Basic: (in Dollars per share)	0.01	(0.08)	(0.09)
(Loss) earnings per share—Diluted: (in Dollars per share)	0.01	(0.08)	(0.09)
Loss per share—Basic: (in Dollars per share)	(0.80)	(0.96)	(2.30)
Loss per share—Diluted: (in Dollars per share)	$ (0.80)	$ (0.96)	$ (2.30)